Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (10,371,000)	$ (13,421,000)	$ (4,812,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization	216,000	280,000	257,000
Depreciation	35,000	45,000	45,000
Interest expense	1,000	1,000	3,000
Share-based payment expenses	8,803,000	11,392,000	1,542,000
Share of results of a joint venture	(153,000)	(198,000)
Income tax benefit			(32,000)
Net effect of exchange rates changes	241,000	312,000	(208,000)
Changes in assets and liabilities:
Accounts receivable, net	8,000	10,000	(67,000)
Deposits, prepaid expenses and other current assets	(393,000)	(507,000)	1,345,000
Accounts payable	(447,000)	(579,000)	(217,000)
Accrued expenses and other current liabilities	(36,000)	(47,000)	78,000
Operating lease obligations	(31,000)	(40,000)	(40,000)
Net cash used in operating activities	(2,127,000)	(2,752,000)	(2,106,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(9,000)	(11,000)	(3,000)
Additions in intangible assets	(241,000)	(312,000)	(300,000)
Deposits placed under call option agreements	(14,352,000)	(18,574,000)
Refund of deposits under call option agreements	1,001,000	1,296,000
Advances to an unrelated third party and the joint venture	(6,193,000)	(8,015,000)
Settlement of advances	3,762,000	4,868,000
Net cash used in investing activities	(16,032,000)	(20,748,000)	(303,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of new class A shares	16,486,000	21,335,000
Net cash provided by financing activities	16,486,000	21,335,000
Net change in cash and cash equivalents	(1,673,000)	(2,165,000)	(2,409,000)
Cash and cash equivalents at beginning of period	3,865,000	5,002,000	5,519,000
Cash and cash equivalents at end of period	2,192,000	2,837,000	3,110,000
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	1,000	1,000	3,000
Non-cash financing activities
Non-cash transactions from acquisition of joint venture			1,867,000
Share-based compensation settled or to be settled in shares	$ 8,803,000	$ 11,392,000	$ 1,542,000